POST-EMPLOYMENT BENEFIT	12 Months Ended
Dec. 31, 2024
POST-EMPLOYMENT BENEFIT
POST-EMPLOYMENT BENEFIT
23. POST-EMPLOYMENT BENEFITS

Accounting policy

The cost of defined benefit pension plans and other post-employment and the present value of the pension obligation is determined using actuarial valuations. An actuarial valuation involves the use of various assumptions which may differ from actual results in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. A defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed by management at each reporting date.

  Defined contribution

A defined contribution plan is a post-employment benefit plan in which the Company pays fixed contributions to a separate entity and has no legal or constructive obligation to pay additional amounts. Obligations for contributions to defined contribution plans are recorded as an employee benefit expense in the financial results during the periods in which the related services are rendered by employees. Contributions to a defined contribution plan that are due more than 12 months after the end of the service period are discounted to their present value.

The Company sponsors a defined contribution private pension plan named Plano de Aposentadoria FuturaFlex (for the employees of Compass, Comgás and Commit), managed by FuturaMais – Complementary Pension Fund Entity (Entidade de Previdência Complementar) (formerly named RaizPrev – Private Pension Fund Entity (Entidade de Previdência Privada), which merged Futura II – Entidade de Previdência Complementar). The Entity has administrative, asset and financial autonomy, and has as object the management and execution of social security benefit plans, as defined in the Regulation of Benefit Pension Plans.

The Company has no legal or contractual obligations that may generate the need to make additional extraordinary contributions if the plan presents a deficit result.

ii. Variable contribution

A variable contribution plan is also known as a mixed plan that brings together aspects of the BD – defined benefit and the DC – defined contribution.

The other companies of the Group sponsor a supplementary pension plan structured in the Variable Contribution modality, called the Future Retirement Plan II, also managed by FuturaMais – Complementary Pension Fund Entity (formerly called RaizPrev – Private Pension Entity, which incorporated Futura II – Complementary Pension Entity). It brings together the characteristics of the Defined Contribution for scheduled benefits (normal and early retirement) and the Defined Benefit for risk benefits (sickness benefit, disability, savings and death pension).

iii. Defined benefit

The defined benefit plan is a plan in which the participants have the due benefit established by means of regulatory provisions. The cost is determined through actuarial evaluations, which are conducted at least annually based on assumptions.

Pension Plan

The Pension Plan, managed by Futura – Entidade de Previdência Complementar, is sponsored by Cosan Lubrificantes e Especialidades S.A., and is closed since 2011.

According to the regulation, which leads the Company to adopt such a provision in the present value of benefits and that assisted participants receive annuity according to the plan. The main actuarial risks are:

a) life expectancy longer than specified in the mortality table;

b) the return on equity under the actuarial discount rate plus the accrued IGP-DI; and

c) real family structure of different hypotheses of established retirement.

Health insurance

The Company has defined benefit plans related to medical assistance in the subsidiaries Comgás and Compagas. The Subsidiary Comgás offers the following post-employment health care benefits, granted to former employees and their dependents who retired up to May 31, 2000. After this date, only employees with 20 years contribution to Social Security (Instituto Nacional do Seguro Social), or “INSS,” and 15 years uninterrupted work at the Company up to May 31, 2000, are entitled to this defined benefit plan, provided that, on the date of retirement, they were working at the Company.

Compagas offers the Pró-Saúde Plan for employees and their dependents, with monthly contributions from the sponsor and employees. Beneficiaries on retirement will have the right to remain in the plan for life.

The main risks of this plan are the longer survival of the beneficiaries and the higher cost of medical inflation compared to those considered in the calculations.

Pension plan

Compagas offers a defined contribution plan of the mixed type, which is characterized by the accumulation of savings during the employees' active phase and when they retire it is converted into a life annuity.

The main risks of this plan are greater survival of the beneficiaries and greater salary growth in relation to those considered in the calculations.

The liability recognized in the statement of financial position in respect of defined benefit post-employment plans is calculated annually by independent actuaries.

The amount recognized in the statement of financial position in relation to health plan liabilities represents the present value of the obligations less the fair value of the assets, including actuarial gains and losses. Remeasurement of the net obligation, which include: actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset cap (if any, excluding interest), are recognized immediately in other comprehensive income. Net interest and other expenses related to defined benefit plans are recognized in profit or loss.

Actuarial gains and losses based on experience adjustments and changes in actuarial assumptions are recognized directly in equity as other comprehensive income, when incurred.

	Consolidated
	12/31/2024	12/31/2023
Defined contribution
Futura II	298	333
Defined benefit
Futura	141,050	175,150
Health Insurance	385,272	442,164
	526,322	617,314
	526,620	617,647

DETAILS OF CURRENT PLANS

a) Defined contribution

During the year ended December 31, 2024, the amount of employee contributions increased to R$111 (R$103 and R$303 as of December 31, 2023 and 2022 respectively).

b) Defined benefit

The subsidiary Cosan Lubrificantes e Especialidade (“CLE”) sponsors Futura - Entidade de Previdência Complementar ("Futura"), formerly known as Previd Exxon - Entidade de Previdência Complementar, whose primary objective is to provide supplemental benefits within certain limits established by the Retirement Plan regulations. On May 5, 2011, the competent authorities authorized a modification to this plan to exclude new participants. The contributions totaled R$16,252 for the year ended December 31, 2024 (R$13,199 for the year ended December 31, 2023). The weighted average duration of the obligation is 8.9 years as of December 31, 2024 and 2023. In 2025, CLE expects to make a contribution of R$16,328 to its defined benefit plan.

c) Pension plan

The subsidiary Compass recorded in the statement of profit or loss the amount of R$15,076 (R$14,647 as of December 31, 2023) related to contributions to the defined contribution pension plan.

In addition, the indirect subsidiary Compagás performed the actuarial analysis of the defined benefit pension plan, which is in surplus and, therefore, no balances were recorded. The details are below:

12/31/2024
Liability at year-end	(32,604)
Financial assets at year-end	42,435
Accrued surplus	9,831
Asset limit effect	(9,831)
Liability to be recognized	—

d) Medical plan

Obligations related to post-employment benefit plans, which include medical assistance and retirement incentives, sick pay and disability pension.

The defined benefit pension plan is governed by Brazilian labor laws, which mandate that final salary payments during retirement be adjusted for the consumer price index at the time of payment. The level of benefits provided is dependent on the member's length of service and final salary. During the year ended December 31, 2024, the contributions amounted to R$31,169 (R$27,088 for the year ended December 31, 2023). The weighted average duration of the obligation is 8.9 years (10.9 years as of December 31, 2023) in the subsidiary Comgás and 20.4 years (27.5 years in 2023) in the subsidiary Compagas. In 2025, the subsidiaries expect to make a contribution of R$46,643 to their defined benefit plan.

BREAKDOWN AND CHANGES IN CURRENT PLANS

The details of the present value of the defined benefit obligation and the fair value of the plan assets are as follows:

	12/31/2024	12/31/2023	12/31/2022
Actuarial obligation at beginning of the year	1,141,841	1,097,982	1,161,693
Current service cost	386	157	219
Business combination	9,560	—	319
Interest on actuarial obligation	105,302	107,057	98,343
Early settlement in the plan	—	—	(3,081)
Actuarial (gain) loss arising from financial assumptions	(170,791)	62,807	(88,709)
Actuarial loss (gain) arising from experience adjustment	23,181	(62,889)	14,319
Actuarial gains arising from demographic assumptions	505	22,116	—
Benefit payments	(91,684)	(85,389)	(85,121)
Actuarial obligation at the end of the year	1,018,300	1,141,841	1,097,982

Fair value of plan assets at the beginning of the year	(524,527)	(522,474)	(492,408)
Interest income	(46,423)	(49,720)	(42,224)
Return on investments in the year (excluding interest income)	34,709	2,443	11,405
Early settlement in the plan	—	—	3,698
Employer contributions	(43,340)	(40,278)	(87,945)
Benefit payments	87,603	85,502	85,000
Fair value of plan assets at the end of the year	(491,978)	(524,527)	(522,474)

Net defined benefit liability	526,322	617,314	575,508

The total expense recognized in the financial results is as follows:

	12/31/2024	12/31/2023	12/31/2022
Current service cost	(386)	(157)	(219)
Interest on actuarial obligation	(58,879)	(57,337)	(56,119)
	(59,265)	(57,494)	(56,338)

Total amount recognized as accumulated other comprehensive income:

	12/31/2024	12/31/2023	12/31/2022
Accumulated at the beginning of the year	180,311	204,788	141,803
Actuarial gain (loss) arising from financial assumptions	168,351	(62,807)	88,709
Actuarial (loss) gain arising from experience adjustment	(23,575)	62,889	(14,319)
Actuarial loss arising from demographic assumptions	—	(22,116)	—
Return on investments in the year (excluding interest income)	(34,709)	(2,443)	(11,405)
Accumulated at the end of the year	290,378	180,311	204,788

The plan's assets consist of the following:

	12/31/2024		12/31/2023
	Value	%	Value	%
Fixed income	491,194	100.00%	523,743	100.00%
	491,194	100.00%	523,743	100.00%

Plan assets consist of financial assets quoted on active markets and are therefore classified as Levels 1 and 2 in the fair value hierarchy. The expected rate of return on plan assets is determined based on market expectations applicable to the period during which the obligation is to be settled at the time the rate is determined.

The following are the primary assumptions used to determine the Company's and its subsidiaries' benefit obligations:

	Future		Health insurance
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Discount rate	11.07%	9.29%	12.14% p.a.	10.12% p.a.
Inflation rate	3.50%	3.50%	4.50% p.a.	4.50% p.a.
Future salary increases	N/A	N/A	N/A	N/A
Morbidity (aging factor)	N/A	N/A	3.00%	3.00%
Future pension increases	3.50%	3.50%	3.00% p.a.	3.00% p.a.
Overall mortality (segregated by sex)	N/A	N/A	AT-2000 (smoothed in 10%)	AT-2000 (smoothed in 10%)
Disability mortality	N/A	N/A	IAPB-1957	IAPB-1957
Entry into disability (modified)	N/A	N/A	UP-84 modified	UP-84 modified
Turnover	N/A	N/A	0.60/ (service time +1)	0.60/ (service time +1)

Sensitivity analysis

Change in the discount rate is one of the relevant actuarial assumptions, as it impacts the defined benefit obligation. The following table demonstrates the sensitivity of the defined benefit obligation to changes in the discount rate, keeping other assumptions constant:

	Discount rate		Medical inflation
	Increase 0.50%	Reduction (0.50)%	Increase 0.50%	Reduction (0.50)%
Futura	611,199	654,754	—	—
Health insurance	(17,382)	18,988	(432)	520

There have been no changes regarding biometric and demographic assumptions compared to previous years and the methods adopted in preparing the sensitivity analysis.